Pension and Other Postretirement Benefits (Fair Value Measurements) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	$ 4,184	$ 4,234	$ 3,914
Postretirement Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	5	5	5
Cash And Cash Equivalents [Member] | Pension Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	63	169
Fixed Income Securities [Member] | Pension Benefits [Member] | US Treasury Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	133	102
Fixed Income Securities [Member] | Pension Benefits [Member] | Government Related Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	278	409
Fixed Income Securities [Member] | Pension Benefits [Member] | Corporate Debt Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	2,373	2,360
Fixed Income Securities [Member] | Pension Benefits [Member] | Mortgage-backed and Asset Backed Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	132	180
Equity Securities [Member] | Pension Benefits [Member] | US Large Capitalization Equity Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	700	594
Equity Securities [Member] | Pension Benefits [Member] | US Small Capitalization Equity Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	101	75
Equity Securities [Member] | Pension Benefits [Member] | International Equity Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	291	286
Equity Securities [Member] | Pension Benefits [Member] | International Equity Securities [Member] | Emerging Markets Investments [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	59	59
Limited Partnerships [Member] | Pension Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	55	52
Other Investments [Member] | Pension Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	58	7
Level 1 [Member] | Pension Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	628	521
Level 1 [Member] | Cash And Cash Equivalents [Member] | Pension Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	8	25
Level 1 [Member] | Fixed Income Securities [Member] | Pension Benefits [Member] | US Treasury Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	133	102
Level 1 [Member] | Fixed Income Securities [Member] | Pension Benefits [Member] | Government Related Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	44	56
Level 1 [Member] | Fixed Income Securities [Member] | Pension Benefits [Member] | Corporate Debt Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	0	0
Level 1 [Member] | Fixed Income Securities [Member] | Pension Benefits [Member] | Mortgage-backed and Asset Backed Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	0	0
Level 1 [Member] | Equity Securities [Member] | Pension Benefits [Member] | US Large Capitalization Equity Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	345	264
Level 1 [Member] | Equity Securities [Member] | Pension Benefits [Member] | US Small Capitalization Equity Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	98	69
Level 1 [Member] | Equity Securities [Member] | Pension Benefits [Member] | International Equity Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	0	5
Level 1 [Member] | Limited Partnerships [Member] | Pension Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	0	0
Level 1 [Member] | Other Investments [Member] | Pension Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	0	0
Level 2 [Member] | Pension Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	3,497	3,657
Level 2 [Member] | Cash And Cash Equivalents [Member] | Pension Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	55	144
Level 2 [Member] | Fixed Income Securities [Member] | Pension Benefits [Member] | US Treasury Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	0	0
Level 2 [Member] | Fixed Income Securities [Member] | Pension Benefits [Member] | Government Related Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	234	353
Level 2 [Member] | Fixed Income Securities [Member] | Pension Benefits [Member] | Corporate Debt Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	2,373	2,360
Level 2 [Member] | Fixed Income Securities [Member] | Pension Benefits [Member] | Mortgage-backed and Asset Backed Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	128	176
Level 2 [Member] | Fixed Income Securities [Member] | Postretirement Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	5	5
Level 2 [Member] | Equity Securities [Member] | Pension Benefits [Member] | US Large Capitalization Equity Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	355	330
Level 2 [Member] | Equity Securities [Member] | Pension Benefits [Member] | US Small Capitalization Equity Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	3	6
Level 2 [Member] | Equity Securities [Member] | Pension Benefits [Member] | International Equity Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	291	281
Level 2 [Member] | Limited Partnerships [Member] | Pension Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	0	0
Level 2 [Member] | Other Investments [Member] | Pension Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	58	7
Level 3 [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	59	56	80
Level 3 [Member] | Pension Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	59	56
Level 3 [Member] | Cash And Cash Equivalents [Member] | Pension Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	0	0
Level 3 [Member] | Fixed Income Securities [Member] | Pension Benefits [Member] | US Treasury Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	0	0
Level 3 [Member] | Fixed Income Securities [Member] | Pension Benefits [Member] | Government Related Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	0	0
Level 3 [Member] | Fixed Income Securities [Member] | Pension Benefits [Member] | Corporate Debt Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	0	0
Level 3 [Member] | Fixed Income Securities [Member] | Pension Benefits [Member] | Mortgage-backed and Asset Backed Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	4	4
Level 3 [Member] | Equity Securities [Member] | Pension Benefits [Member] | US Large Capitalization Equity Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	0	0
Level 3 [Member] | Equity Securities [Member] | Pension Benefits [Member] | US Small Capitalization Equity Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	0	0
Level 3 [Member] | Equity Securities [Member] | Pension Benefits [Member] | International Equity Securities [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	0	0
Level 3 [Member] | Limited Partnerships [Member] | Pension Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	55	52
Level 3 [Member] | Other Investments [Member] | Pension Benefits [Member]
Fair value plan assets measured on recurring basis asset categories [Line Items]
Fair value of plan assets	$ 0	$ 0